Equity Compensation and Other Benefit Plans - Narrative (Details) - Equity Compensation Plan	12 Months Ended
Dec. 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum shares authorized for grant (in shares)	4,500,000
Shares available for grant	2,600,000
Maximum number of common shares that can be granted to participant in any one year (in shares)	500,000,000
Period during which a participant can be awarded the maximum number of shares allowable under the Plan	1 year
Maximum percentage of common shares that can be owned or deemed to be owned by a participant (more than)	9.80%